EARNINGS PER COMMON SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income attributable to common shareholders, basic	$ 1,339	$ 1,156
Net income attributable to common shareholders, diluted	$ 1,339	$ 1,156
Weighted-average number of shares
Basic (in shares)	599,692,817	599,342,299
Effect of dilutive stock-based compensation plans (in shares)	1,020,183	1,318,179
Diluted (in shares)	600,713,000	600,660,478
EPS
Basic (in dollars per share)	$ 2.23	$ 1.93
Diluted (in dollars per share)	$ 2.23	$ 1.92